B3 Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expense By Nature [Abstract]
Summary of Expenses by Nature
Expenses by nature
	2020	2019	2018
Goods and services	120,102	123,488	135,554
Employee remuneration	74,645	72,663	67,161
Amortizations and depreciations	7,978	8,599	7,221
Impairments, obsolescence allowances and revaluation	3,082	4,106	3,470
Inventory increase/decrease (–/+), net	(44)	(704)	(2,995)
Additions to capitalized development	(817)	(1,545)	(925)
Expenses charged to cost of sales and operating expenses	204,946	206,607	209,486

Summary of Restructuring Charges by Function
Restructuring charges by function
	2020	2019	2018
Cost of sales	725	337	5,938
R&D expenses	411	344	1,293
Selling and administrative expenses	170	117	784
Total restructuring charges	1,306	798	8,015